Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net Gain/(loss) For Year	$ (6,829,714)	$ (4,626,887)	$ 17,513,854
Adjustments To Reconcile Net Loss To Net Cash Flows:
Depreciation And Accretion	90,197	64,387	65,157
Share-based Payments	583,801	770,617	707,802
Unrealized Foreign Exchange (gain)/loss	0	0	(169,218)
Share Compensation For Services	660,000	720,900	356,003
Impairment/(recovery) Of Mineral Property	1,278,817	0	(13,708,200)
Impairment Of Prepaid Expenses	0	121,125	51,828
Impairment/(recovery) Of Receivables	(50,906)	470,278	16,304
Loss On Sale Of Marketable Securities	220,821	0	0
Gain On Sale Of Equipment	0	13,677	9,795
Change In Estimate Reclamation Provision	1,274,339	405,196	0
Gain On Debt Settlement			(7,952,700)
Total Adjustments Before Working Capital	(2,772,645)	(2,060,707)	(3,109,375)
Changes To Working Capital Items
Receivables	47,635	(299,372)	(196,079)
Prepaid Expenses And Reclamation Deposits	8,614	(100,075)	(29,323)
Accounts Payable And Accrued Liabilities	525,236	(88,888)	659,264
Cashflows From Operating Activities	(2,191,160)	(2,549,042)	(2,675,513)
Investing Activities
Proceeds On Sale Of Equipment	0	50,695
Purchase Of Equipment	0	(111,592)	(113,564)
Mineral Property Expenditures	(15,209,563)	(6,336,166)	(6,123,401)
Purchase Of Marketable Securities	(1,000,000)	0
Sale Of Marketable Securities	779,179	0
Cashflows From Investing Activities	(15,430,384)	(6,397,063)	(6,236,965)
Financing Activities
Proceeds From Share Issuance, Net Of Share Issue Costs	7,331,633	10,201,706	6,237,791
Proceeds From Exercise Of Stock Options	206,824	299,812	174,250
Proceeds From Exercise Of Warrants	2,601,997	3,072,194	250,572
Flow-through Shares, Net Of Share Issue Costs	1,424,228	0
Subscription Receipts, Net Of Deferred Transaction Costs	6,565,752	0
Lease Payments	(22,939)	(37,162)	(36,528)
Cashflows From Financing Activities	18,107,495	13,536,550	6,626,085
Net Decrease In Cash	485,951	4,590,445	(2,286,393)
Cash - Beginning Of Year	7,608,149	3,017,704	5,304,097
Cash Held In Assets Held For Sale	(7,514,592)
Cash - End Of Year	$ 579,508	$ 7,608,149	$ 3,017,704